Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Term Loan
The term loan consists of the following (in thousands):

	June 30, 2021	December 31, 2020
Face value of term loan	$10,000	$10,000
Final payment	450	450
Unamortized debt discount associated with final payment, issuance date warrant fair value, and financing costs	(1,593)	(2,039)

Total debt, net	$8,857	$8,411
Less: short-term debt	–	417

Long-term debt	$8,857	$7,994

The term loan consists of the following (in thousands):

December 31, 2020
Face value of term loan	$10,000
Final payment	450
Unamortized debt discount associated with final payment, issuance date warrant fair value, and financing costs	(2,039)

Total debt, net	8,411
Less: short-term debt	417

Long-term debt	$7,994